Basis of Preparation of the Unaudited Interim Condensed Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of subsidiaries [line items]
Summary of Net profit for the year from discontinued operations
The results of discontinued operations for the period are shown as follows:

	For the nine-month period ended as of September 30, 2022
Operative revenue:
Revenue services	Ps.	1,210,109
Sales of equipment		206,595

		1,416,704
Total costs and expenses		1,403,311

Operating profit		13,393

Financial costs		(39,538)
Gain on sale of discontinued operations		3,405,014

Profit before income taxes of discontinued operations		3,378,869
Income taxes		—

Net profit of the period of discontinued operations	Ps.	3,378,869

Joint ventures [member]
Disclosure of subsidiaries [line items]
Summary of Net profit for the year from discontinued operations
The results of discontinued operations for the period are shown below:

	For the nine-month period ended as of September 30, 2022
Operative revenue:
Revenue services	Ps.	10,500,088
Sales of equipment		2,626,823

		13,126,911
Total costs and expenses		14,954,526

Operating loss		(1,827,615)
Financial costs		(685,124)

Loss before income taxes of discontinued operations		(2,512,739)
Income taxes		(1,805,500)

Net loss of the period of discontinued operations	Ps.	(707,239)